Loan payable	12 Months Ended
Dec. 31, 2020
Loan Payable
Loan payable
13.  Loan payable

On January 16, 2020, the Company entered into a $5 million precious metals delivery and purchase agreement with Macquarie Bank Ltd. (“Macquarie”) for working capital purposes at the Relief Canyon Mine to be settled through monthly fixed deliveries of gold production ounces commencing July 31, 2020.

On July 31, 2020, the Company amended the $5 million precious metals delivery and purchase agreement with Macquarie to a secured loan payable settled through monthly fixed cash payments totaling $7.2 million payable over a 6-month period commencing October 2020, among other terms (the “Loan Payable”). The Company also entered into gold collar options over the same period as the fixed cash payments and recorded a net derivative asset of nil on initial recognition and as at December 31, 2020 based on the estimated fair value of the gold collar options.

Financing expense of $1.7 million was capitalized as borrowing costs to property, plant and equipment for the year ended December 31, 2020 in connection with the Loan Payable.